Note 9 - Income Taxes (Detail) - Provision for Income Taxes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense	$ 2,968	$ 1,723	$ 1,973
Deferred tax (benefit) expense	(206)	340	(462)
Total income taxes	$ 2,762	$ 2,063	$ 1,511